FINANCIAL RISK MANAGEMENT - Capital Structure (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Corporate borrowings	$ 4,542	$ 4,911
Non-recourse borrowings	46,552	40,904
Subsidiary and corporate borrowings	51,094	45,815
Preferred shares	20	20
Cash and cash equivalents	(2,357)	(2,488)
Consolidated net debt	48,757	43,347
Total partnership capital	29,853	34,016	$ 25,554	$ 26,391
Total capital and consolidated net debt	$ 78,610	$ 77,363
Consolidated net debt to capitalization ratio	62.00%	56.00%